CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 3,286,713	$ 2,615,805
Short-term investments, restricted	53,257	53,248
Accounts and other receivable, net	3,926,681	1,733,742
Inventory	1,111,507	1,170,097
Prepaid expenses and other current assets	1,258,282	737,445
Deferred costs, current portion	316,551	136,436
Total current assets	9,952,991	6,446,773
Property and equipment, net	919,469	2,440,081
Deferred costs	482,349	180,783
Intangible assets, net	33,768,954	34,135,287
Goodwill	1,128,517	1,128,517
Total assets	46,252,280	44,331,441
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	8,018,672	2,812,371
Deferred revenues, current portion	740,990	0
Note payable, current portion	1,800,000	0
Total current liabilities	10,559,662	2,812,371
Notes payable	3,620,593	2,100,000
Convertible debt	202,658	462,815
Deferred revenues	1,441,852	0
Derivative and other liabilities	3,615,521	952,344
Total liabilities	19,440,286	6,327,530
Commitments and contingencies
Conditionally redeemable common stock (909,091 issued and outstanding)	500,000	0
Stockholders' equity
Common stock; $.0001 par value, authorized 200,000,000 shares; 2013 issued and outstanding - 107,164,855 shares; 2012 issued and outstanding - 93,808,386 shares	10,626	9,381
Common stock issuable	432,100	489,100
Additional paid-in capital	117,097,844	108,485,646
Accumulated deficit	(91,228,576)	(70,980,216)
Total stockholders' equity	26,311,994	38,003,911
Total liabilities and stockholders' equity	$ 46,252,280	$ 44,331,441